Shareholder Report, Holdings (Details) - C000014303	Apr. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	11.80%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	9.80%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.40%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.10%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	7.20%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.20%
FR_609839105
Holdings [Line Items]
Percent of Total Investments	4.80%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.90%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.50%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.40%
Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	68.10%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.80%
SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.80%
SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	45.10%